Investments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity Method Investee Ownership Percentage [Line Items]
Equity method investments	$ 188	$ 107
Cost method investments aggregate carrying amount	16	10
Aggregate market value of available-for-sale investments	7	9
Investments in and advances to investee companies	$ 176	$ 91	$ 79
The C W [Member] | Equity Method Investee [Member]
Equity Method Investee Ownership Percentage [Line Items]
Equity method investment ownership percentage	50.00%
TV Guide Network [Member] | Equity Method Investee [Member]
Equity Method Investee Ownership Percentage [Line Items]
Equity method investment ownership percentage	50.00%
AMC Networks Inc JV [Member] | Equity Method Investee [Member]
Equity Method Investee Ownership Percentage [Line Items]
Equity method investment ownership percentage	49.00%
Number of channels owned and operated by joint venture	6
AMC Networks Inc Other JV [Member] | Equity Method Investee [Member]
Equity Method Investee Ownership Percentage [Line Items]
Equity method investment ownership percentage	30.00%
Number of channels owned and operated by joint venture	9
Ten Network Holdings Limited JV [Member] | Equity Method Investee [Member]
Equity Method Investee Ownership Percentage [Line Items]
Equity method investment ownership percentage	33.00%
RTL Group JV [Member] | Equity Method Investee [Member]
Equity Method Investee Ownership Percentage [Line Items]
Equity method investment ownership percentage	30.00%
Number of channels owned and operated by joint venture	2